Condensed Consolidating Financial Information - Cash Flow, Restricted Cash Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 33,551	$ 52,056	$ 52,652
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	33,854	52,419	53,433	$ 86,292
Prepaid expenses and other current assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash	0	60	260
Other long-term assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash	303	303	521
Reportable Legal Entities | ION Geophysical Corporation
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	13,782	39,344	23,042
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	14,085	39,707	23,823	35,093
Reportable Legal Entities | ION Geophysical Corporation | Prepaid expenses and other current assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash		60	260
Reportable Legal Entities | ION Geophysical Corporation | Other long-term assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash	303	303	521
Reportable Legal Entities | The Guarantors
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	47	66	215
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	47	66	215	3,392
Reportable Legal Entities | The Guarantors | Prepaid expenses and other current assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash		0	0
Reportable Legal Entities | The Guarantors | Other long-term assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash	0	0	0
Reportable Legal Entities | All Other Subsidiaries
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	19,722	12,646	29,395
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	19,722	12,646	29,395	$ 47,807
Reportable Legal Entities | All Other Subsidiaries | Prepaid expenses and other current assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash		0	0
Reportable Legal Entities | All Other Subsidiaries | Other long-term assets
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash	0	0	$ 0
Consolidating Adjustments
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents		$ 0
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	$ 0